SEGMENT REPORTING	3 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
SEGMENT REPORTING

17.	SEGMENT REPORTING

The Company has four reportable operating segments as determined by management using the “management approach” as defined by the authoritative guidance on Disclosures about Segments of an Enterprise and Related Information:

(1)	Tax Resolution Services (Platinum Tax)

(2)	Real Estate (Edge View)

(3)	Healthcare (Nova)

These segments are a result of differences in the nature of the products and services sold. Corporate administration costs, which include, but are not limited to, general accounting, human resources, legal and credit and collections, are partially allocated to the three operating segments. Other revenue consists of nonrecurring items.

The Affordable Housing segment leases and sells mobile homes as an option for a homeowner wishing to avoid large down payments, expensive maintenance costs, large monthly mortgage payments and high property taxes and insurance which is a common trait of brick-and-mortar homes. Additionally, if bad credit is an issue preventing potential homeowners from purchasing a traditional house, the Company will provide a "lease to own" option so people secure their family home.

The Tax Resolution Services segment provides tax resolution services to individuals and companies that have federal and state tax liabilities. The Company collects fees based on efforts to negotiate and assist in the settlement of outstanding tax debts.

The Real Estate segment consists of Edge View, a real estate company that owns five (5) acres zoned medium density residential (MDR) with 12 lots already platted, six (6) acres zoned high-density residential (HDR) that can be platted in various configurations to meet current housing needs, and twelve (12) acres zoned in Lemhi County as Agriculture that is available for further annexation into the City of Salmon for development, as well as a common area for landowners to view wildlife, provide access to the Salmon River and fishing in a two (2) acre pond.

The Healthcare segment provides a full range of diagnostic and surgical services for injuries and disorders of the skeletal system and associated bones, joints, tendons, muscles, ligaments, and nerves.

	March 31, 2023	December 31, 2022
Assets:
Financial Services	$8,673	$8,577
Healthcare	13,595,507	12,692,531
Real Estate	592,461	592,557
Others	87,944	59,692
Consolidated assets	$14,284,585	$13,353,357

	Three Months Ended March 31,
	2023	2022
Revenues:
Financial Services	$154,399	$464,843
Healthcare	2,706,399	2,432,307
Consolidated revenues	$2,860,798	$2,897,150

Cost of Sales:
Financial Services	$26,829	$212,446
Healthcare	956,295	903,782
Consolidated cost of sales	$983,124	$1,116,228

Loss from operations from subsidiaries
Financial Services	$(43,987)	$(101,481)
Healthcare	1,278,239	1,303,348
Real Estate	(97)	(825)
Income from operations from subsidiaries	$1,234,155	$1,201,042

Loss from operations from Cardiff Lexington	$(520,594)	$(479,559)
Total income from operations	$713,562	$721,483

Loss before taxes
Financial Services	$(45,490)	$(101,773)
Healthcare	817,098	(797,140)
Real Estate	(97)	(825)
Corporate, administration and other non-operating expenses	(787,502)	(662,716)
Consolidated loss before taxes	$(15,991)	$(1,562,454)